Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total	Share capital	Premiums related to the share capital	Reserves	Translation reserve	Net (income) loss
Beginning balance at Dec. 31, 2020	€ 26,539	€ 2,006	€ 120,705	€ (24,616)	€ 1,744	€ (73,300)
Net loss for the period	(27,952)					(27,952)
Other comprehensive income	(111)			42	(153)
Comprehensive income (loss)	(28,063)	0	0	42	(153)	(27,952)
Allocation of prior period loss	0		(71,037)	(2,263)		73,300
Issue of ordinary shares	39,834	638	39,196
Transaction costs	(2,655)		(2,655)
Share-based payment	707			707
Ending balance at Jun. 30, 2021	36,362	2,644	86,209	(26,130)	1,591	(27,952)
Beginning balance at Dec. 31, 2021	22,845	3,102	97,618	(25,293)	1,215	(53,797)
Net loss for the period	(1,024)					(1,024)
Other comprehensive income	290			224	66
Comprehensive income (loss)	(734)	0	0	224	66	(1,024)
Allocation of prior period loss	0		(48,643)	(5,154)		53,797
Share-based payment	326			326
Ending balance at Jun. 30, 2022	€ 22,436	€ 3,102	€ 48,975	€ (29,897)	€ 1,281	€ (1,024)